ROU Assets and Operating Lease Liabilities (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ROU Assets and Operating Lease Liabilities [Abstract]
Weighted-average discount rate	3.59%		5.00%
Weighted-average remaining lease term	1 year 2 months 23 days	8 months 1 day